Shareholder Report, Line Graph (Details) 1014032_Franklin FTSE Russia ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 06, 2018	Mar. 31, 2026
Franklin FTSE Russia ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Russia ETF (NAV)
Accumulated Value	$ 0	$ 0	$ 0	$ 0	$ 13,214	$ 8,678	$ 10,079	$ 10,142	$ 10,000	$ 0
FTSE Russia Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Russia Capped Index
Accumulated Value	$ 0	$ 0	$ 7,043	$ 8,731	$ 12,705	$ 8,343	$ 9,689	$ 9,756	$ 10,000	$ 0